COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:	COMMITMENTS AND CONTINGENT LIABILITIES

a.
Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a subsidiary incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority ("IIA"), formerly the Office of the Chief Scientist, for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, the Company agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the IIA reached in January 2012.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalty expense amounted to $505, $503 and $488 in 2015, 2016 and 2017, respectively, and are included in cost of revenues.

As of December 31, 2017, the Company had a contingent liability to pay royalties of $6,902.

b.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.
The Company's office space and office equipment are rented under several operating leases. Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2018	$5,822
2019	4,552
2020	2,093
2021	626
2022 and thereafter	528

$13,621

Rent expense for the years ended December 31, 2015, 2016 and 2017 was $4,418, $6,284 and $7,357, respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $90 as of December 31, 2017.

c.
The Company provided bank guarantees in the amount of $917 as security for the rent to be paid for its leased offices. The bank guarantees are valid through February 2018 and thereafter will be renewed in an amount of approximately $917 which will be valid through February 2019. As of December 31, 2017, the Company has provided bank guarantees of $452 as security for the performance of various contracts with customers and suppliers.

As of December 31, 2017, the Company had no restricted bank deposits in favor of the bank guarantees.

d.	In accordance with the indenture for the Series B Debentures, the Company is required to meet certain financial covenants. See Note 10 above.